Accounting Changes and Reclassifications - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 MXN ($)
Disclosure of significant accounting policies [abstract]
Initial effect by the adoption of IFRS 9	$ (24,957)